FINANCIAL ASSETS MEASURED AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Marketable equity securities and other stocks	R$ 5,718,967	R$ 4,564,663
At cost [member]
IfrsStatementLineItems [Line Items]
Brazilian government securities	112,830,390	130,816,058
Corporate debt securities	8,721,363	1,668,220
Bank debt securities	1,781,089	4,058,853
Brazilian government bonds issued abroad	7,818,067	8,898,238
Foreign governments securities	8,167,066	8,309,452
Mutual funds	90,743	4,928,849
Marketable equity securities and other stocks	6,583,814	6,781,513
Financial assets at fair value through other comprehensive income	145,992,532	165,461,183
Unrealized Positive Fair Value Adjustments [Member]
IfrsStatementLineItems [Line Items]
Brazilian government securities	291,814	499,809
Corporate debt securities	25,793	50,109
Bank debt securities	10,854	2,427
Brazilian government bonds issued abroad	70,339	193,226
Foreign governments securities	16,372	15,206
Mutual funds	31,365	22,948
Marketable equity securities and other stocks	394,761	271,002
Financial assets at fair value through other comprehensive income	841,298	1,054,727
Unrealized Negative Fair Value Adjustments [Member]
IfrsStatementLineItems [Line Items]
Brazilian government securities	(6,405,576)	(7,486,852)
Corporate debt securities	(90,252)	(68,505)
Bank debt securities	(3,193)	(48,983)
Brazilian government bonds issued abroad	(71,589)	(131,131)
Foreign governments securities	(5,507)
Mutual funds		(3)
Marketable equity securities and other stocks	(1,259,608)	(2,487,852)
Financial assets at fair value through other comprehensive income	(7,835,725)	(10,223,326)
Fair Value [Member]
IfrsStatementLineItems [Line Items]
Brazilian government securities	106,716,628	123,829,015
Corporate debt securities	8,656,904	1,649,824
Bank debt securities	1,788,750	4,012,297
Brazilian government bonds issued abroad	7,816,817	8,960,333
Foreign governments securities	8,177,931	8,324,658
Mutual funds	122,108	4,951,794
Marketable equity securities and other stocks	5,718,967	4,564,663
Financial assets at fair value through other comprehensive income	R$ 138,998,105	R$ 156,292,584